Commitments and Contingencies (Details) - Schedule of Contractual Obligations	Jun. 30, 2024 USD ($)
Schedule of Contractual Obligations [Abstract]
Within 1 year	$ 8,388
1-2 years	17,946
over 2 years	3,996
Total	$ 30,330